RIGHT-OF-USE ASSETS (Details Narrative) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Right-of-use Assets
Operating lease weighted average incremental borrowing rate	2.00%
Operating lease weighted average remaining life	3 years
Right-of-use assets	$ 1,056	$ 1,117
Lease liabilities	$ 1,175	$ 1,158